DISCONTINUED OPERATIONS - ADDITIONAL INFORMATION (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	Jul. 08, 2015	Jun. 30, 2015	Nov. 30, 2014	Nov. 13, 2014	Jul. 31, 2014
Beauty Brands - Held for Sale [Member]
Disposal Groups - Number of Product Categories	4
Disposal Groups - Number of Brands	43
Disposal Group - Consideration Offered	$ 12,500
Disposal Group - Expected Consideration Received (Monetary)	$ 15,000
Disposal Group - Expected Consideration Received (Shares)	413
Disposal Groups - Expected Consideration Percentage of Diluted Equity of New Company	52.00%
Disposal Groups - Expected Consideration Equity of New Company	$ 13,100
Disposal Groups - Expected Consideration, Value of Debt Assumed	1,900
Batteries [Member] | Corporate Joint Venture [Member]
Consideration received			$ 560
Batteries [Member] | Berkshire Hathaway [Member]
Consideration received		$ 4,100		$ 4,700
Disposal Group, Cash Contributed in Re-Capitalization		$ 1,800
Pet Care Business [Member] | Mars
Consideration received					$ 2,900
Minimum [Member] | Beauty Brands - Held for Sale [Member]
Disposal Groups - Expected Consideration, Value of Debt Assumed	$ 1,900
Disposal Groups - Expected Consideration Equity of New Company (Per Share)	$ 27.06
Maximum [Member] | Beauty Brands - Held for Sale [Member]
Disposal Groups - Expected Consideration, Value of Debt Assumed	$ 3,900
Disposal Groups - Expected Consideration Equity of New Company (Per Share)	$ 22.06